Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how our Company or the Compensation Committee view the link between Company performance and executive compensation for our principal executive officer (“PEO”) and our non-PEO NEOs. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, see our Compensation Discussion and Analysis beginning on page 75 of this proxy statement.

Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually earned, realized or received by the individuals and the compensation decisions described in our Compensation Discussion and Analysis beginning on page 75 of this proxy statement.

	Summary Compensation	Compensation Actually	Average Summary Compensation	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on:(3)			EBITDA(4) from
Year	Table Total for PEO(1) ($)	Paid to PEO(1)(2) ($)	Table Total for Non-PEO NEOs(1) ($)	Non-PEO NEOs(1)(2) ($)	TSR ($)	Peer Group TSR ($)	Net Income (Loss) ($ Millions)	Continuing Operations ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	10,131,193	14,626,813	3,897,805	4,740,491	143.27	118.20	367.1	452.4
2023	9,442,066	8,983,892	4,033,464	4,190,097	138.19	118.87	355.8	486.3
2022	10,314,172	8,321,591	4,155,421	4,206,760	128.09	113.65	(158.3)	50.6
2021	8,846,588	11,225,263	2,942,671	2,882,217	114.02	126.45	(48.2)	175.2
2020	8,041,702	6,883,292	2,882,616	2,656,656	97.79	126.42	(110.9)	(13.0)

(1)
Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
James M. Frates	Iain M. Brown	Iain M. Brown	Iain M. Brown	Iain M. Brown
David J. Gaffin	James M. Frates	David J. Gaffin	David J. Gaffin	Blair C. Jackson
Craig C. Hopkinson, M.D.	David J. Gaffin	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.	David J. Gaffin
Michael J. Landine	Craig C. Hopkinson, M.D.	Blair C. Jackson	Blair C. Jackson	Craig C. Hopkinson, M.D.
	Blair C. Jackson			C. Todd Nichols

(2)
For 2024, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 104 of this proxy statement.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	10,131,193	(7,685,265)	12,180,885	14,626,813

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,897,805	(2,943,554)	3,786,240	4,740,491

The amounts shown in the Inclusion of Equity Values column in the above tables are derived from the following amounts:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO* ($)
2024	4,987,121	2,332,914	4,860,850	—	12,180,885

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs* ($)
2024	2,378,323	478,496	929,421	—	3,786,240

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2019 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

(4)
We determined EBITDA from continuing operations to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2024. The amount shown in this column for 2020 represents EBITDA rather than EBITDA from continuing operations, as following the separation in November 2023 of our former oncology business (which was classified as a discontinued operation in accordance with Financial Accounting Standards Board Accounting Standards Codification 205-20, or ASC 205-20, Discontinued Operations), applicable accounting guidance did not require that we calculate discontinued operations for fiscal years prior to 2021. See Appendix B for information regarding this non-GAAP financial measure.

Company Selected Measure Name	EBITDA* from Continuing Operations
Named Executive Officers, Footnote
(1)
Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
James M. Frates	Iain M. Brown	Iain M. Brown	Iain M. Brown	Iain M. Brown
David J. Gaffin	James M. Frates	David J. Gaffin	David J. Gaffin	Blair C. Jackson
Craig C. Hopkinson, M.D.	David J. Gaffin	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.	David J. Gaffin
Michael J. Landine	Craig C. Hopkinson, M.D.	Blair C. Jackson	Blair C. Jackson	Craig C. Hopkinson, M.D.
	Blair C. Jackson			C. Todd Nichols

Peer Group Issuers, Footnote
(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2019 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

PEO Total Compensation Amount	$ 10,131,193	$ 9,442,066	$ 10,314,172	$ 8,846,588	$ 8,041,702
PEO Actually Paid Compensation Amount	$ 14,626,813	8,983,892	8,321,591	11,225,263	6,883,292
Adjustment To PEO Compensation, Footnote
(2)
For 2024, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 104 of this proxy statement.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	10,131,193	(7,685,265)	12,180,885	14,626,813

The amounts shown in the Inclusion of Equity Values column in the above tables are derived from the following amounts:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO* ($)
2024	4,987,121	2,332,914	4,860,850	—	12,180,885

Non-PEO NEO Average Total Compensation Amount	$ 3,897,805	4,033,464	4,155,421	2,942,671	2,882,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,740,491	4,190,097	4,206,760	2,882,217	2,656,656
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2024, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 104 of this proxy statement.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,897,805	(2,943,554)	3,786,240	4,740,491

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs* ($)
2024	2,378,323	478,496	929,421	—	3,786,240

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The most important financial performance measures used to link compensation actually paid to our NEOs for 2024 to Company performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, see our Compensation Discussion and Analysis beginning on page 75 of this proxy statement.

Proprietary Products Net Sales
Proprietary Products Profitability (Contribution Margin)
EBITDA* from Continuing Operations
EBITDA* Margin (EBITDA from Continuing Operations as a Percentage of Total Revenue)
NGNI* Margin (NGNI from Continuing Operations as a Percentage of Total Revenue)
Relative Total Shareholder Return

* See Appendix B for information regarding this non-GAAP financial target.

Total Shareholder Return Amount	$ 143.27	138.19	128.09	114.02	97.79
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ 367,100,000	$ 355,800,000	$ (158,300,000)	$ (48,200,000)	$ (110,900,000)
Company Selected Measure Amount	452,400,000	486,300,000	50,600,000	175,200,000	(13,000,000)
PEO Name	Richard F. Pops	Richard F. Pops	Richard F. Pops	Richard F. Pops	Richard F. Pops
Measure:: 1
Pay vs Performance Disclosure
Name	Proprietary Products Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Proprietary Products Profitability (Contribution Margin)
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA* from Continuing Operations
Non-GAAP Measure Description
(4)
We determined EBITDA from continuing operations to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2024. The amount shown in this column for 2020 represents EBITDA rather than EBITDA from continuing operations, as following the separation in November 2023 of our former oncology business (which was classified as a discontinued operation in accordance with Financial Accounting Standards Board Accounting Standards Codification 205-20, or ASC 205-20, Discontinued Operations), applicable accounting guidance did not require that we calculate discontinued operations for fiscal years prior to 2021. See Appendix B for information regarding this non-GAAP financial measure.

Measure:: 4
Pay vs Performance Disclosure
Name	EBITDA* Margin (EBITDA from Continuing Operations as a Percentage of Total Revenue)
Measure:: 5
Pay vs Performance Disclosure
Name	NGNI* Margin (NGNI from Continuing Operations as a Percentage of Total Revenue)
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,180,885
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,685,265)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,987,121
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,332,914
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,860,850
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,786,240
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,943,554)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,378,323
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,496
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 929,421